UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     January 31, 2011
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $182,722 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Abbott Laboratories
Common
002824100
3,931,974
82,070
x
ALL
78,505

3,565
AFLAC Incorporated
Common
001055102
6,386,465
113,175
x
ALL
108,995

4,180
Altria Group, Inc.
Common
02209S103
1,758,902
71,442
x
ALL
69,235

2,207
Analog Devices, Inc.
Common
032654105
5,667,452
150,450
x
ALL
144,690

5,760
Applied Materials, Inc.
Common
038222105
4,348,335
309,490
x
ALL
290,020

19,470
Automatic Data Processing
Common
053015103
3,266,118
70,573
x
ALL
64,718

5,855
Avon Products, Inc.
Common
054303102
5,118,628
176,140
x
ALL
166,255

9,885
Becton, Dickinson & Co.
Common
075887109
1,217,088
14,400
x
ALL
14,100

300
Charles Schwab Corp
Common
808513105
2,503,364
146,310
x
ALL
138,710

7,600
Chevron Corporation
Common
166764100
2,339,376
25,637
x
ALL
23,887

1,750
Clorox Company
Common
189054109
3,073,826
48,575
x
ALL
45,425

3,150
Diamond Offshore Drilling
Common
25271C102
3,403,014
50,890
x
ALL
47,350

3,540
Dominion Resources, Inc.
Common
25746U109
229,321
5,368
x
ALL
5,368

0
Exxon Mobil Corporation
Common
30231G102
1,955,814
26,748
x
ALL
24,748

2,000
HCC Insurance Hldngs Inc.
Common
404132102
208,368
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
439555301
738,528
54,950
x
ALL
53,050

1,900
Intel Corp
Common
458140100
208,197
9,900
x
ALL
9,900

0
Itron, Inc.
Common
465741106
2,969,070
53,545
x
ALL
48,845

4,700
J.M. Smucker Company
Common
832696405
1,952,759
29,745
x
ALL
27,601

2,144
Johnson & Johnson
Common
478160104
1,178,428
19,053
x
ALL
19,053

0
KEMET Corporation
Common
488360207
485,995
33,333
x
ALL
33,333

0
Kimberly-Clark Corp
Common
494368103
800,293
12,695
x
ALL
12,420

275
Lawson Software Inc.
Common
52078P102
885,271
95,705
x
ALL
89,535

6,170
Linear Technology Corp
Common
535678106
5,845,191
168,985
x
ALL
162,075

6,910










Page Total


60,471,778





















12/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










McCormick & Co, Inc.
Common
579780206
1,842,821
39,605
x
ALL
38,405

1,200
McGraw-Hill Co, Inc.
Common
580645109
5,482,436
150,575
x
ALL
146,175

4,400
Medtronic, Inc.
Common
585055106
5,541,988
149,420
x
ALL
139,190

10,230
Meredith Corporation
Common
589433101
2,938,147
84,795
x
ALL
80,260

4,535
Microsoft Corporation
Common
594918104
5,822,524
208,618
x
ALL
197,263

11,355
New Yrk Cmmnty Bncorp Inc
Common
649445103
2,558,888
135,750
x
ALL
128,000

7,750
Newmont Mining Corp
Common
651639106
5,303,559
86,335
x
ALL
80,180

6,155
Noble Corporation
Common
H5833N103
5,040,887
140,925
x
ALL
129,585

11,340
ONEOK, Inc.
Common
682680103
5,996,307
108,100
x
ALL
98,165

9,935
Oracle Corporation
Common
68389X105
6,457,251
206,302
x
ALL
193,882

12,420
Pall Corporation
Common
696429307
1,053,823
21,255
x
ALL
19,925

1,330
Paychex, Inc.
Common
704326107
3,829,930
123,906
x
ALL
112,371

11,535
PepsiCo, Inc.
Common
713448108
3,178,500
48,653
x
ALL
44,503

4,150
Philip Morris Intl
Common
718172109
7,160,003
122,330
x
ALL
114,910

7,420
Portfolio Rcvry Assocs
Common
73640Q105
1,715,688
22,815
x
ALL
21,910

905
Principal Fincl Group Inc
Common
74251V102
5,844,846
179,510
x
ALL
166,480

13,030
Prudential Fincl Inc.
Common
744320102
5,013,834
85,400
x
ALL
79,690

5,710
QUALCOMM Inc.
Common
747525103
7,531,636
152,185
x
ALL
142,080

10,105
Rocky Mtn Choc Factory
Common
774678403
927,365
96,100
x
ALL
92,000

4,100
Sirona Dental Systms Inc.
Common
82966C103
1,930,236
46,200
x
ALL
44,580

1,620
Techne Corporation
Common
878377100
762,757
11,615
x
ALL
10,970

645
Teva Pharm Inds Ltd ADR F
Common
881624209
4,707,860
90,310
x
ALL
83,200

7,110
Transocean Ltd.
Common
H8817H100
3,014,996
43,375
x
ALL
39,055

4,320
Urban Outfitters, Inc.
Common
917047102
2,538,750
70,895
x
ALL
69,405

1,490










Page Total


96,195,031


























12/31/2010
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Valley National Bancorp
Common
919794107
2,082,080
145,600
x
ALL
139,400

6,200
Varian Medcl Systms Inc.
Common
92220P105
3,668,792
52,956
x
ALL
49,330

3,626
Vodafone Group Plc Adr
Common
92857W209
3,824,202
144,637
x
ALL
132,187

12,450
Washington REIT
Common
939653101
2,361,438
76,200
x
ALL
72,850

3,350
Wellpoint, Inc.
Common
94973V107
3,665,935
64,473
x
ALL
59,728

4,745
Western Union
Common
959802109
4,600,718
247,750
x
ALL
226,860

20,890
Willis Group Holdings
Common
G96666105
5,852,989
169,015
x
ALL
156,250

12,765










Page Total


26,056,154
















Grand Total


182,722,963


































































